Share capital and share based payments - Disclosure of Closing Balance of Share-Based Payment Arrangements (Details)															12 Months Ended
	Dec. 21, 2023 EUR (€) shares € / shares	Dec. 16, 2022 EUR (€) shares € / shares	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															5,203,063	4,677,173	3,678,354	2,752,198
Number of free shares granted (in shares)															2,341,793	2,188,521	1,802,348
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															1,200	1,200	1,200
Closing Balance, Exercisable															156,000	156,000	156,000
Vesting Period Other Equity Instruments Granted										1 year
Number of free shares granted (in shares)										2,000					2,000	2,000	2,000
Share entitlement per free share (in shares)										130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares										€ 10.87
Expected Volatility Other Equity Instruments Granted										40.00%
Expected Dividend Other Equity Instruments Granted | €										€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares										€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															2,063	2,068	2,068
Closing Balance, Exercisable															268,190	268,840	268,840
Vesting Period Other Equity Instruments Granted										1 year
Number of free shares granted (in shares)										2,486					2,486	2,486	2,486
Share entitlement per free share (in shares)										130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares										€ 10.87
Expected Volatility Other Equity Instruments Granted										40.00%
Expected Dividend Other Equity Instruments Granted | €										€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares										€ 911
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															3,000	3,000	3,000
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	25,000
Closing Balance, Exercisable															0	0	25,000
Vesting Period Other Equity Instruments Granted								3 years
Number of free shares granted (in shares)								25,000							25,000	25,000	25,000
Share entitlement per free share (in shares)								1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares								€ 5.74
Expected Volatility Other Equity Instruments Granted								0.00%
Expected Dividend Other Equity Instruments Granted | €								€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares								€ 5.74
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	356,800
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	325,000
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	13,614
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	480,344	516,824
Closing Balance, Exercisable															0	480,344	516,824
Vesting Period Other Equity Instruments Granted							3 years 6 months
Number of free shares granted (in shares)							769,202								766,650	766,650	766,650
Share entitlement per free share (in shares)							1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares							€ 2.94
Expected Volatility Other Equity Instruments Granted							45.00%
Expected Dividend Other Equity Instruments Granted | €							€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares							€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	650,000	680,000
Closing Balance, Exercisable															0	650,000	680,000
Vesting Period Other Equity Instruments Granted							3 years 6 months
Number of free shares granted (in shares)							710,000								710,000	710,000	710,000
Share entitlement per free share (in shares)							1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares							€ 2.94
Expected Volatility Other Equity Instruments Granted							45.00%
Expected Dividend Other Equity Instruments Granted | €							€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares							€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	125,748
Closing Balance, Exercisable															0	0	125,748
Vesting Period Other Equity Instruments Granted						1 year
Number of free shares granted (in shares)						125,748									125,748	125,748	125,748
Share entitlement per free share (in shares)						1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares						€ 3.43
Expected Volatility Other Equity Instruments Granted						0.00%
Expected Dividend Other Equity Instruments Granted | €						€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares						€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															819,300	971,000	1,049,100
Closing Balance, Exercisable															819,300	971,000	1,049,100
Vesting Period Other Equity Instruments Granted					3 years 6 months
Number of free shares granted (in shares)					1,066,600										1,066,600	1,066,600	1,066,600
Share entitlement per free share (in shares)					1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares					€ 1.76
Expected Volatility Other Equity Instruments Granted					50.00%
Expected Dividend Other Equity Instruments Granted | €					€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares					€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															480,000	520,000	580,000
Closing Balance, Exercisable															480,000	520,000	580,000
Vesting Period Other Equity Instruments Granted					3 years 6 months
Number of free shares granted (in shares)					610,000										610,000	610,000	610,000
Share entitlement per free share (in shares)					1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares					€ 1.76
Expected Volatility Other Equity Instruments Granted					50.00%
Expected Dividend Other Equity Instruments Granted | €					€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares					€ 1.76
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	128,061	0
Closing Balance, Exercisable															0	128,061
Vesting Period Other Equity Instruments Granted				1 year
Number of free shares granted (in shares)				128,061											128,061	128,061
Share entitlement per free share (in shares)				1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares				€ 3.89
Expected Volatility Other Equity Instruments Granted				0.00%
Expected Dividend Other Equity Instruments Granted | €				€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares				€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															1,173,500	1,371,500	0
Closing Balance, Exercisable															1,173,500	1,371,500
Vesting Period Other Equity Instruments Granted			3 years 1 month 6 days
Number of free shares granted (in shares)			1,371,500												1,371,500	1,371,500
Share entitlement per free share (in shares)			1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares			€ 1.39
Expected Volatility Other Equity Instruments Granted			50.00%
Expected Dividend Other Equity Instruments Granted | €			€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares			€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															550,000	550,000	0
Closing Balance, Exercisable															550,000	550,000
Vesting Period Other Equity Instruments Granted			3 years 1 month 6 days
Number of free shares granted (in shares)			550,000												550,000	550,000
Share entitlement per free share (in shares)			1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares			€ 1.39
Expected Volatility Other Equity Instruments Granted			50.00%
Expected Dividend Other Equity Instruments Granted | €			€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares			€ 1.39
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															25,000	0	0
Closing Balance, Exercisable															25,000
Number of free shares granted (in shares)															25,000
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															1,399,000	0	0
Closing Balance, Exercisable															1,399,000
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	1,403,500														1,403,500
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.60
Expected Volatility Other Equity Instruments Granted	50.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.60
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															750,000	0	0
Closing Balance, Exercisable															750,000
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	750,000														750,000
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.60
Expected Volatility Other Equity Instruments Granted	50.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.60
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															242,460	250,820	242,560	284,500
Closing Balance, Exercisable															242,460	250,820	242,560
Number of free shares granted (in shares)															50,000	40,000	0
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	46,360	46,360
Closing Balance, Exercisable															0	46,360	46,360
Vesting Period Other Equity Instruments Granted														2 years
Number of free shares granted (in shares)														237,500	237,500	237,500	237,500
Share entitlement per free share (in shares)														1
Exercise Price Other Equity Instruments Granted | € / shares														€ 2.36
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares														€ 2.45
Expected Volatility Other Equity Instruments Granted														31.83%
Average Life Other Equity Instruments Granted														5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted														2.42%
Expected Dividend Other Equity Instruments Granted | €														€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares														€ 0.87
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															75,000	75,000	75,000
Closing Balance, Exercisable															75,000	75,000	75,000
Vesting Period Other Equity Instruments Granted													2 years
Number of free shares granted (in shares)													150,000		150,000	150,000	150,000
Share entitlement per free share (in shares)													1
Exercise Price Other Equity Instruments Granted | € / shares													€ 8.65
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares													€ 6.85
Expected Volatility Other Equity Instruments Granted													46.72%
Average Life Other Equity Instruments Granted													5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted													1.00%
Expected Dividend Other Equity Instruments Granted | €													€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares													€ 2.51
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															70,000	70,000	70,000
Closing Balance, Exercisable															70,000	70,000	70,000
Vesting Period Other Equity Instruments Granted												2 years
Number of free shares granted (in shares)												70,000			70,000	70,000	70,000
Share entitlement per free share (in shares)												1
Exercise Price Other Equity Instruments Granted | € / shares												€ 9.59
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares												€ 13.65
Expected Volatility Other Equity Instruments Granted												54.08%
Average Life Other Equity Instruments Granted												5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted												0.25%
Expected Dividend Other Equity Instruments Granted | €												€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares												€ 6.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															14,200	14,200	14,200
Closing Balance, Exercisable															14,200	14,200	14,200
Vesting Period Other Equity Instruments Granted											2 years
Number of free shares granted (in shares)											14,200				14,200	14,200	14,200
Share entitlement per free share (in shares)											1
Exercise Price Other Equity Instruments Granted | € / shares											€ 14.05
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares											€ 13.64
Expected Volatility Other Equity Instruments Granted											47.83%
Average Life Other Equity Instruments Granted											5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted											0.25%
Expected Dividend Other Equity Instruments Granted | €											€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares											€ 4.73
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															37,000	37,000	37,000
Closing Balance, Exercisable															37,000	37,000	37,000
Vesting Period Other Equity Instruments Granted									2 years
Number of free shares granted (in shares)									37,000						37,000	37,000	37,000
Share entitlement per free share (in shares)									1
Exercise Price Other Equity Instruments Granted | € / shares									€ 11.00
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares									€ 10.41
Expected Volatility Other Equity Instruments Granted									61.74%
Average Life Other Equity Instruments Granted									6 years
Risk Free Interest Rate Other Equity Instruments Granted									0.20%
Expected Dividend Other Equity Instruments Granted | €									€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares									€ 0.57
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															8,260	8,260	0
Closing Balance, Exercisable															8,260	8,260	0
Vesting Period Other Equity Instruments Granted		2 years
Number of free shares granted (in shares)		40,000													40,000	40,000
Share entitlement per free share (in shares)		1
Exercise Price Other Equity Instruments Granted | € / shares		€ 2.31
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares		€ 1.31
Expected Volatility Other Equity Instruments Granted		50.00%
Average Life Other Equity Instruments Granted		5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted		2.40%
Expected Dividend Other Equity Instruments Granted | €		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares		€ 1.21
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															38,000
Closing Balance, Exercisable															38,000
Vesting Period Other Equity Instruments Granted		2 years
Number of free shares granted (in shares)		50,000													50,000
Share entitlement per free share (in shares)		1
Exercise Price Other Equity Instruments Granted | € / shares		€ 2.26
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares		€ 1.24
Expected Volatility Other Equity Instruments Granted		45.00%
Average Life Other Equity Instruments Granted		5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted		2.50%
Expected Dividend Other Equity Instruments Granted | €		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares		€ 1.24
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															1,045,722	1,105,072	1,105,822	1,360,822
Closing Balance, Exercisable															1,045,722	1,105,072	1,105,822
Number of free shares granted (in shares)															0	0	0
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	0	0
Closing Balance, Exercisable															0	0	0
Number of free shares granted (in shares)															650,000	650,000	650,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															0	59,350	60,100
Closing Balance, Exercisable															0	59,350	60,100
Number of free shares granted (in shares)															146,050	146,050	146,050
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance															1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable															1,045,722	1,045,722	1,045,722
Vesting Period Other Equity Instruments Granted											2 years
Number of free shares granted (in shares)											1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares)											1
Exercise Price Other Equity Instruments Granted | € / shares											€ 7.20
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares											€ 13.77
Expected Volatility Other Equity Instruments Granted											41.00%
Average Life Other Equity Instruments Granted											10 years
Risk Free Interest Rate Other Equity Instruments Granted											1.22%
Expected Dividend Other Equity Instruments Granted | €											€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares											€ 1.15